Taxation - Tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Weighted average of statutory tax rates	36.00%	39.00%	29.00%
Effective tax rate based on income before taxation	34.00%	31.00%	20.00%
Effective tax rate based on Income before taxation excluding share of profit of joint ventures and associates	36.00%	36.00%	19.00%